Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FAIRHOLME FUNDS INC
Entity Central Index Key	0001096344
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000023273
Shareholder Report [Line Items]
Fund Name	The Fairholme Fund
Trading Symbol	FAIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about The Fairholme Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.
Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Fund	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
Table Summary
	The Fairholme Fund	S&P 500 Index
2016	$10,000	$10,000
2017	$11,091	$11,747
2018	$10,834	$13,437
2019	$11,191	$13,945
2020	$10,974	$15,735
2021	$17,975	$22,079
2022	$18,332	$22,013
2023	$17,148	$22,656
2024	$20,901	$29,042
2025	$18,056	$32,969
2026	$24,483	$42,788

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 years	10 years
The Fairholme Fund	35.60%	6.38%	9.37%
S&P 500 Index	29.78%	14.15%	15.65%

AssetsNet	$ 1,290,139,415
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	2.36%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,290,139,415
# of Portfolio Holdings	12
Portfolio Turnover Rate	2.36%

Holdings [Text Block]

Top Holdings

Table Summary
The St. Joe Co.	76.8%
Enterprise Products Partners LP	8.4%
Imperial Metals Corp.	2.1%
Berkshire Hathaway, Inc., Class B	1.4%
Bank OZK	1.0%
Berkshire Hathaway, Inc., Class A	0.6%
Federal National Mortgage Association	0.2%

Sector Weightings

Table Summary
Value	Value
Mortgage Finance	0.2%
Regional Banks	1.0%
Diversified Holding Companies	2.0%
Metals & Mining	2.1%
Oil & Gas Storage & Transportation	8.4%
Cash and Cash Equivalents	9.6%
Real Estate Management & Development	76.8%

Asset Weightings

Table Summary
Value	Value
Domestic Equity Securities	88.2%
U.S. Government Obligations	8.9%
Foreign Equity Securities	2.1%
Money Market Funds	0.7%
Domestic Preferred Equity Securities	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Change [Text Block]
C000082377
Shareholder Report [Line Items]
Fund Name	The Fairholme Focused Income Fund
Trading Symbol	FOCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about The Fairholme Focused Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.fairholmefunds.com/prospectus. You can also request this information by contacting us at (866) 202-2263.
Additional Information Phone Number	(866) 202-2263
Additional Information Website	www.fairholmefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as percentage of a $10,000 investment
The Fairholme Focused Income Fund	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
Table Summary
	The Fairholme Focused Income Fund	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000
2017	$11,667	$10,158
2018	$12,061	$10,120
2019	$12,089	$10,768
2020	$11,120	$11,781
2021	$13,089	$11,734
2022	$13,789	$10,769
2023	$14,102	$10,538
2024	$16,234	$10,676
2025	$18,081	$11,259
2026	$20,013	$11,836

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 years	10 years
The Fairholme Focused Income Fund	10.69%	8.86%	7.18%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 218,592,495
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	9.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$218,592,495
# of Portfolio Holdings	16
Portfolio Turnover Rate	9.90%

Holdings [Text Block]

Top Holdings

Table Summary
Enterprise Products Partners LP	34.3%
Bank OZK	11.2%
W. R. Berkley Corp.	5.5%
The Progressive Corp.	4.8%
Pfizer, Inc.	2.8%
Federal Home Loan Mortgage Corp.	2.2%
The Kraft Heinz Co.	2.1%
United Parcel Service, Inc.	1.1%
The Campbell's Co.	1.0%
Home BancShares, Inc.	0.2%

Sector Weightings

Table Summary
Value	Value
Packaged Foods & Meats	1.0%
Air Freight	1.1%
Food Products	2.1%
Mortgage Finance	2.2%
Pharmaceuticals	2.8%
Property & Casualty Insurance	10.3%
Regional Banks	11.4%
Oil & Gas Storage & Transportation	34.3%
Cash and Cash Equivalents	34.7%

Asset Weightings

Table Summary
Value	Value
Domestic Equity Securities	63.0%
U.S. Government Obligations	32.0%
Money Market Funds	2.7%
Domestic Preferred Equity Securities	2.2%
Other Assets in Excess of Liabilities	0.1%

Material Fund Change [Text Block]